CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES:
Net loss	$ (2,653,288)	$ (673,073)	$ (4,509,250)	$ (177,996)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,361,924	541,121	2,791,368	948,531
Deferred rent	(5,200)	4,277	9,088	28,735
Deferred revenue	(17,476)	(22,563)	(31,283)	(9,174)
Deferred income taxes	0	(320,507)	153,364	106,988
Provision for doubtful accounts	68,872	34,810	169,299	(32,824)
Foreign exchange (gain) loss	(86,446)	221,554	123,210	(196,582)
Forgiveness of advance to shareholder			0	69,208
Gain from reduction in referral fee	0	(105,523)	(105,523)	0
Gain on disposal of assets			(286)	(13,001)
Interest accretion on convertible promissory note	0	23,534	77,263	0
Stock-based compensation expense	324,258	62,154	258,878	0
Change in contingent consideration	(915,815)	0	(1,811,362)	0
Accrued CastleRock settlement payment	(110,000)	0
Other	0	1,921	(13,234)	10,571
Changes in operating assets and liabilities:
Accounts receivable	301,567	185,442	(2,167,193)	(22,164)
Other assets	80,942	(60,233)	72,235	26,698
Accounts payable and other liabilities	(802,063)	208,949	2,283,237	189,978
Net cash (used in) provided by operating activities	(1,452,725)	101,863	(2,700,189)	928,968
INVESTING ACTIVITIES:
Capital expenditures	(201,945)	(102,325)	(1,116,192)	(286,505)
Acquisition of customer contracts and relationships	(59,358)	0	(11,536,638)	(275,000)
Advances to majority shareholder	0	(2,522)	(2,494)	(381,721)
Repayment of advances to majority shareholder	0	1,000	2,494	227,721
Proceeds from sale of assets			0	9,214
Net cash used in investing activities	(261,303)	(103,847)	(12,652,830)	(706,291)
FINANCING ACTIVITIES:
Proceeds from IPO of common stock, net of costs in 2014 and 2013			17,167,294	0
Proceeds from note payable to majority shareholder	0	165,000	165,000	1,000,000
Repayments of note payable to majority shareholder	0	(115,000)	(430,591)	(115,319)
Repayments of notes payable - other	(486,180)	(600,246)	(1,222,884)	(912,642)
Proceeds from line of credit	5,856,810	1,485,000	5,725,446	4,907,985
Repayments of line of credit	(4,071,810)	(1,285,000)	(5,525,446)	(4,464,297)
Proceeds from notes payable - convertible note			0	500,000
IPO-related costs	0	(96,542)	0	(882,725)
Net cash provided by (used in) financing activities	1,298,820	(446,788)	15,878,819	33,002
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(1,420)	(16,651)	24,916	(26,058)
NET DECREASE IN CASH	(416,628)	(465,423)	550,716	229,621
CASH - Beginning of the year	1,048,660	497,944	497,944	268,323
CASH - End of the year	632,032	32,521	1,048,660	497,944
SUPPLEMENTAL NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition through issuance of promissory note			0	1,225,000
Contingent consideration resulting from acquisitions			4,437,685	0
Equity resulting from acquisitions			1,601,677	0
Conversion of note to common stock			587,835	0
Vehicle financing obtained	35,965	0	78,421	6,419
Purchase of prepaid insurance through assumption of note	0	36,640	486,858	0
Accrued IPO-related costs	0	457,298	0	430,125
SUPPLEMENTAL INFORMATION - Cash paid during the year for:
Income taxes	9,759	5,230	5,230	22,000
Interest	$ 109,937	$ 108,094	$ 147,192	$ 155,433